Loans Receivable, Net - Gross Loan Balances Excluding Deferred Loan Fees by Loan Classification Allocated Between Past Due Performing and Non-accrual (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	$ 640,605,000	$ 600,552,000
30 - 89 Days Past Due	393,000	1,211,000
More than 90 days past Due and still Accruing	88,000	0	$ 0
Non-accrual Loans	1,285,000	9,074,000
Total loans, gross	642,371,000	610,837,000
Multi-Family [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	37,445,000	34,284,000
Total loans, gross	37,445,000	34,284,000
One-to-Four Family Mortgages [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	163,030,000	146,796,000
30 - 89 Days Past Due	181,000	896,000
More than 90 days past Due and still Accruing	88,000
Non-accrual Loans	266,000	270,000
Total loans, gross	163,565,000	147,962,000
Home Equity Line of Credit [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	35,295,000	35,260,000
30 - 89 Days Past Due		22,000
Non-accrual Loans	402,000	402,000
Total loans, gross	35,697,000	35,684,000
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	30,246,000	39,255,000
Total loans, gross	30,246,000	39,255,000
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	14,833,000	16,165,000
Non-accrual Loans	40,000	7,675,000
Total loans, gross	14,873,000	23,840,000
Non-Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	224,743,000	182,732,000
30 - 89 Days Past Due	209,000
Non-accrual Loans		208,000
Total loans, gross	224,952,000	182,940,000
Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	36,740,000	47,796,000
Non-accrual Loans	111,000
Total loans, gross	36,851,000	47,796,000
Junior Liens [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	1,180,000	1,448,000
30 - 89 Days Past Due		4,000
Non-accrual Loans	4,000
Total loans, gross	1,184,000	1,452,000
Consumer Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	8,614,000	8,686,000
30 - 89 Days Past Due	3,000	28,000
Non-accrual Loans	3,000	3,000
Total loans, gross	8,620,000	8,717,000
Commercial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Currently Performing	88,479,000	88,130,000
30 - 89 Days Past Due		261,000
Non-accrual Loans	459,000	516,000
Total loans, gross	$ 88,938,000	$ 88,907,000